Arin Large Cap Theta Fund

Schedule of Investments

As of February 28, 2021
		Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS PURCHASED - 77.42%
*	S&P 500 Index Call Option (a)	45	$ 3,700	03/05/21	$ 17,150,175	$ 624,375
*	S&P 500 Index Call Option (a)	143	100	03/19/21	54,499,445	53,075,165
*	S&P 500 Index Call Option (a)	50	100	04/16/21	19,055,750	18,545,750
*	S&P 500 Index Call Option (a)	1	200	04/16/21	381,115	360,925
*	S&P 500 Index Call Option (a)	1	1,000	04/16/21	381,115	281,005
*	S&P 500 Index Call Option (a)	146	100	06/18/21	55,642,790	53,998,830
*	S&P 500 Index Call Option (a)	13	2,000	06/18/21	4,954,495	2,350,985

	Total Call Options Purchased (Premiums Paid $128,278,763)					129,237,035

PUT OPTIONS PURCHASED - 24.07%
*	S&P 500 Index Put Option (a)	50	$ 3,750	03/05/21	$ 19,055,750	158,250
*	S&P 500 Index Put Option (a)	1,250	2,000	03/19/21	476,393,750	28,125
*	S&P 500 Index Put Option (a)	100	5,100	03/19/21	38,111,500	12,873,500
*	S&P 500 Index Put Option (a)	1	1,200	04/16/21	381,115	33
*	S&P 500 Index Put Option (a)	2,550	1,900	04/16/21	971,843,250	357,000
*	S&P 500 Index Put Option (a)	49	5,100	04/16/21	18,674,635	6,298,705
*	S&P 500 Index Put Option (a)	2,250	1,900	05/21/21	857,508,750	832,500
*	S&P 500 Index Put Option (a)	250	1,900	05/21/21	95,278,750	93,750
*	S&P 500 Index Put Option (a)	950	1,900	06/18/21	362,059,250	565,250
*	S&P 500 Index Put Option (a)	13	3,000	06/18/21	4,954,495	53,430
*	S&P 500 Index Put Option (a)	146	5,100	06/18/21	55,642,790	18,925,250

	Total Put Options Purchased (Premiums Paid $42,924,447)					40,185,793

SHORT-TERM INVESTMENT - 6.41%
	Fidelity Investments Money Market Government Portfolio -				Shares
	Class I, 0.01% §				10,703,152	10,703,152

	Total Short-Term Investment (Cost $10,703,152)					10,703,152

Investments, at value (Cost $181,906,362) - 107.90%						$180,125,980

Options Written (Premiums Received $15,436,933) - (9.18)%						(15,317,165)

Other Assets Less Liabilities - 1.28%						2,133,059

Net Assets - 100%						$166,941,874

Arin Large Cap Theta Fund

Schedule of Investments - Schedule of Options Written

As of February 28, 2021
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 8.28%
	*	S&P 500 Index Call Option (a)	10	$ 3,860	03/05/21	$ 3,811,150	$ 27,200
	*	S&P 500 Index Call Option (a)	10	3,900	03/05/21	3,811,150	12,650
	*	S&P 500 Index Call Option (a)	3	800	03/19/21	1,143,345	903,525
	*	S&P 500 Index Call Option (a)	39	1,100	03/19/21	14,863,485	10,584,015
	*	S&P 500 Index Call Option (a)	1	1,200	03/19/21	381,115	261,545
	*	S&P 500 Index Call Option (a)	100	5,100	03/19/21	38,111,500	1,250
	*	S&P 500 Index Call Option (a)	1	400	04/16/21	381,115	340,775
	*	S&P 500 Index Call Option (a)	1	600	04/16/21	381,115	320,925
	*	S&P 500 Index Call Option (a)	1	1,200	04/16/21	381,115	260,635
	*	S&P 500 Index Call Option (a)	49	5,100	04/16/21	18,674,635	858
	*	S&P 500 Index Call Option (a)	13	3,000	06/18/21	4,954,495	1,095,575
	*	S&P 500 Index Call Option (a)	146	5,100	06/18/21	55,642,790	7,665

		Total Call Options Written (Premiums Received $14,200,791)					13,816,618

PUT OPTIONS WRITTEN - 0.90%
	*	S&P 500 Index Put Option (a)	50	3,710	03/05/21	19,055,750	113,750
	*	S&P 500 Index Put Option (a)	400	3,650	03/12/21	152,446,000	1,344,000
	*	S&P 500 Index Put Option (a)	100	100	03/19/21	38,111,500	250
	*	S&P 500 Index Put Option (a)	250	1,700	03/19/21	95,278,750	3,125
	*	S&P 500 Index Put Option (a)	100	1,750	03/19/21	38,111,500	1,750
	*	S&P 500 Index Put Option (a)	1,400	1,900	03/19/21	533,561,000	28,000
	*	S&P 500 Index Put Option (a)	49	100	04/16/21	18,674,635	122
	*	S&P 500 Index Put Option (a)	1	1,000	04/16/21	381,115	20
	*	S&P 500 Index Put Option (a)	146	100	06/18/21	55,642,790	365
	*	S&P 500 Index Put Option (a)	13	2,000	06/18/21	4,954,495	9,165

		Total Put Options Written (Premiums Received $1,236,142)					1,500,547

	Total Options Written (Premiums Received $15,436,933)						$ 15,317,165

		Summary of Investments
		(Unaudited)		% of Net
				Assets	Value
		Call Options Purchased		77.42%	$129,237,035
		Put Options Purchased		24.07%	40,185,793
		Short-Term Investment		6.41%	10,703,152
		Call Options Written		-8.28%	(13,816,618)
		Put Options Written		-0.90%	(1,500,547)
		Other Assets Less Liabilities		1.28%	2,133,059
		Total Net Assets		100.00%	$166,941,874

*	Non-income producing investment
(a)	Counterparty is Interactive Brokers LLC.
§	Represents 7 day effective SEC yield